Organization and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Organization

Organization. Sunshine Bancorp, Inc., a Maryland corporation (the “Holding Company”), was formed on March 7, 2014 to serve as the savings and loan holding company for Sunshine Bank (the “Bank”). The Holding Company was formed as part of the Bank’s mutual-to-stock conversion (the “Conversion”). Collectively, the Bank and Holding Company are referred to as the “Company.”

On July 14, 2014, the Conversion was completed and the Holding Company became the parent holding company for the Bank. A total of 4,232,000 shares of common stock were sold to depositors and the employee stock ownership plan (“ESOP”) at $10.00 per share through which the Holding Company received gross offering proceeds of approximately $42.3 million. The net proceeds received were $37.4 million after offering costs and the allocation of unearned ESOP shares. The Holding Company owns all the outstanding shares of common stock of the bank.

The conversion was accounted for as a change in corporate form with the historic basis of the Bank’s assets, liabilities and equity unchanged as a result.

In connection with the Conversion, the Holding Company implemented an ESOP, to provide eligible employees the opportunity to own the Company’s stock. This plan is a tax-qualified retirement plan for the benefit of all Bank employees. A total of 338,560 shares of the stock issued in the conversion were acquired by the ESOP.

The Bank through its five banking offices provides a variety of retail community banking services to individuals and businesses primarily in Hillsborough and Pasco Counties, Florida. The Bank’s deposits are insured up to the applicable limits by the Federal Deposit Insurance Corporation (“FDIC”).

As part of the Conversion, the Holding Company established a liquidation account in an amount equal to retained income of $26.6 million described in the final prospectus. The liquidation account will be maintained for the benefit of eligible account holders who maintain deposit accounts in the Bank after the conversion.

Agreement to Acquire Certain Assets and Liabilities of Community Southern Holdings, Inc
Agreement to Acquire Certain Assets and Liabilities of Community Southern Holdings, Inc. On February 4, 2015, the Company signed an Agreement and Plan of Merger to acquire Community Southern Holdings, Inc. and the subsidiary Community Southern Bank in Lakeland, Florida. The Company will acquire approximately $246 million in assets and four branch locations in the Lakeland, Florida market. The transaction is subject to regulatory approval, is expected to close in the third quarter of 2015.

Basis of Presentation

Basis of Presentation. The accompanying consolidated financial statements include the accounts of the Holding Company and the Bank. All significant intercompany accounts and transactions have been eliminated in consolidation. The accounting and reporting practices of the Company conform to accounting principles generally accepted in the United States of America (“GAAP”) and to general practices within the banking industry. The following summarizes the more significant of these policies and practices.

Use of Estimates

Use of Estimates. In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of other real estate owned and deferred income taxes.

Cash and Cash Equivalents

Cash and Cash Equivalents. For purposes of the statements of cash flows, cash and cash equivalents include cash and balances due from banks, interest-bearing deposits with banks and federal funds sold, all of which have original maturities of ninety days or less.

The Bank is required under Federal Reserve Board regulations to maintain cash reserves, generally consisting of deposits with the Federal Reserve Bank, of cash or noninterest-earning accounts with qualifying banks, against its transaction accounts. At December 31, 2014 and 2013, the Bank’s cash reserve requirements were $1,883,000 and $1,214,000, respectively.

Securities Held to Maturity

Securities Held to Maturity. Securities classified as held to maturity for which the Company has the positive intent and ability to hold to maturity are reported at cost, adjusted for premiums and discounts that are recognized in interest income using the interest method over the period to maturity. Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Loans Held for Sale

Loans Held for Sale. Loans held for sale includes loans originated which are intended for sale in the secondary market and substandard loans transferred to loans held for sale and are carried at the lower of book value or estimated fair value in the aggregate. Net unrealized losses are recognized through a valuation allowance by charges to operations. At December 31, 2014 and 2013, the fair value of loans held for sale exceeded book value in the aggregate and were charged down to the fair value. In January 2015, $1.8 million in substandard loans held for sale were sold for $1.8 million resulting in a gain of $16,000.

Loans

Loans. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans.

Loan origination fees are deferred and certain direct origination costs are capitalized. The net amount are deferred and are recognized as an adjustment of the yield of the related loan.

The accrual of interest on all portfolio classes, including troubled debt restructurings, is discontinued at the time the loan is more than ninety-days delinquent unless the loan is well collateralized and in process of collection. Nonaccrual loans are reviewed for charge-off if more than ninety-days past due, except for residential loans and consumer loans. Residential loans are reviewed at 180 days and consumer loans are reviewed at 120 days past due. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered unlikely.

All interest accrued but not collected for loans placed on nonaccrual or charged-off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. In addition, a loan should be in accordance with the contractual terms for a reasonable period of time, usually requiring a payment history of six months.

Allowance for Loan Losses

Allowance for Loan Losses. The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to operations. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. There were no changes in the Bank’s accounting policies or methodology related to the allowance for loan losses during the years ended December 31, 2014 or 2013.

The allowance for loan losses is evaluated on a quarterly basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the size and composition of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific and general components. The specific component relates to loans that are classified as impaired. For such loans, an allowance is established when the discounted cash flows, collateral value or observable market price of the impaired loan is lower than the carrying value of that loan. The general component covers all other loans and is based on historical loss experience adjusted for qualitative factors.

The historical loss component of the allowance is determined by losses recognized by portfolio segment over the preceding twenty quarters. This is supplemented by the risks for each portfolio segment. Risk factors impacting loans in each of the portfolio segments include broad deterioration of property values, reduced consumer and business spending as a result of unemployment and reduced credit availability and lack of confidence in the economy. The historical experience is adjusted for the following qualitative factors: (a) the existence and effect of any concentrations of credit and changes in the level of such concentrations; (b) changes in national, regional and local economic conditions that affect the collectability of the loan portfolio; (c) changes in levels or trends in charge-offs and recoveries; (d) changes in the volume and severity of past due loans, nonaccrual loans or loans classified special mention, substandard, doubtful or loss; (e) changes in the nature and volume of the loan portfolio and terms of loans; (f) changes in lending policies and procedures, risk selection and underwriting standards; (g) changes in the experience, ability and depth of lending management and other relevant staff; (h) quality of loan review; (i) the effect of other external factors, trends or uncertainties that could affect management’s estimate of probable losses, such as competition and industry conditions.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial, commercial real estate and residential mortgage loan segments by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral-dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer loans for impairment disclosures.

Income Taxes

Income Taxes. There are two components of income taxes: current and deferred. Current income taxes reflect taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred income taxes result from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Uncertain tax positions are recognized if it is more likely than not that the tax position will be realized or sustained upon examination including resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management’s judgment. As of December 31, 2014, management is not aware of any uncertain tax positions that would have a material effect on the Company’s financial statements.

The Company recognizes interest and penalties on income taxes as a component of income taxes.

Premises and Equipment

Premises and Equipment. Land is stated at cost. Buildings and improvements and furniture and equipment are stated at cost, less accumulated depreciation. Depreciation expense is computed using the straight-line method over the estimated useful lives of the assets. Estimate useful lives for building and improvements is forty years; for furniture and equipment from three to ten years.

Other Real Estate Owned

Other Real Estate Owned. Other real estate owned includes assets acquired through, or in lieu of, loan foreclosure and are held for sale and are initially recorded at fair value less estimated selling costs at the date of foreclosure establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of the new cost basis or fair value less estimated selling costs. Revenue and expenses from operations and changes in the valuation allowance are included in operations.

Fair Value Measurements

Fair Value Measurements. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP has established a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy describes three levels of inputs that may be used to measure fair value:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities that are not active; and model-driven valuations whose inputs are observable or whose significant value drivers are observable. Valuations may be obtained from, or corroborated by, third-party pricing services.

Level 3: Unobservable inputs to measure fair value of assets and liabilities for which there is little, if any market activity at the measurement date, using reasonable inputs and assumptions based upon the best information at the time, to the extent that inputs are available without undue cost and effort.

The following describes valuation methodologies used for assets measured at fair value:

Impaired Loans. Estimates of fair value for impaired loans is based on the estimated value of the underlying collateral which is determined based on a variety of information, including the use of available appraisals, estimates of market value by licensed appraisers or local real estate brokers and the knowledge and experience of the Company’s management related to values of properties in the Company’s market areas. Management takes into consideration the type, location and occupancy of the property as well as current economic conditions in the area the property is located in assessing estimates of fair value. Accordingly, fair value estimates for impaired loans are classified as Level 3.

Foreclosed Assets. Estimates of fair values are determined based on a variety of information, including the use of available appraisals, estimates of market value by licensed appraisers or local real estate brokers and the knowledge and experience of the Company’s senior lending officers related to values of properties in the Company’s market areas. These officers take into consideration the type, location and occupancy of the property as well as current economic conditions in the area the property is located in assessing estimates of fair value. Accordingly, the fair values estimates for foreclosed real estate are classified as Level 3.

Off-Balance-Sheet Financial Instruments

Off-Balance-Sheet Financial Instruments. In the ordinary course of business the Company has entered into off-balance-sheet financial instruments consisting of unused lines of credit, commitments to extend credit and standby letters of credit. Such financial instruments are recorded in the financial statements when they are funded.

Fair Values of Financial Instruments

Fair Values of Financial Instruments. The following methods and assumptions were used by the Company in estimating fair values of financial instruments:

Cash and Cash Equivalents. The carrying amounts approximate their fair value.

Time Deposits with Banks. The fair value of time deposits are estimated using discounted cash flow analyses based on current rates for similar types of deposits.

Securities Held to Maturity. Fair values for securities are based on quoted market prices for identical or similar securities.

Loans. For variable-rate loans that reprice frequently and have no significant change in credit risk, fair values are based on carrying values. Fair values for fixed-rate mortgages (e.g. one-to four-family residential), commercial real estate and commercial loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values for nonperforming loans are estimated using discounted cash flow analysis or underlying collateral values, where applicable.

Federal Home Loan Bank Stock. The stock is not publicly traded and the estimated fair value is its redemption value.

Accrued Interest Receivable. The carrying amount of accrued interest receivable approximates its fair value.

Deposit. The fair values disclosed for demand, NOW, money-market and savings deposits are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). Fair values for fixed-rate time deposits are estimated using discounted cash flow calculation that applies interest rates currently being offering on time deposits to a schedule of aggregated expected monthly maturities of time deposits.

Off-Balance-Sheet Financial Instruments. Fair values for off-balance-sheet lending commitments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing.

Comprehensive Income (Loss)	Comprehensive Income (Loss). During the years ending December 31, 2014 and 2013, the Company had no components of other comprehensive income (loss).
(Loss) Income Per Share
(Loss) Income Per Share. The conversion was complete on July 14, 2014. (Loss) Income per share will be computed starting on January 1, 2015, as if conversion from a mutual holding company to a capital stock holding company occurred on that date.

Recent Accounting Standards Update

Recent Accounting Standards Update. In January 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-04, Receivables-Troubled Debt Restructurings by Creditors (Subtopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure, which is intended to clarify when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan should be derecognized and the real estate recognized. These amendments clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either: (a) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure; or (b) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additional disclosures are required. The amendments are effective beginning January 1, 2015. Upon adoption, this guidance is not expected to impact the Company’s consolidated financial statements.

Reclassifications	Reclassifications. Certain amounts in the 2013 financial statements have been reclassified to conform with the 2014 presentation.